Taxes on Income (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Gross unrecognized tax benefits, Beginning balance	$ 825	$ 666	$ 342
Increase in tax positions taken in prior years	300	159	469
Decrease in tax positions taken in prior years			(145)
Gross unrecognized tax benefits, Ending balance	$ 1,125	$ 825	$ 666